SUBSIDIARY PUBLIC ISSUERS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 4,183	$ 2,889
Long-term assets	59,928	52,978
Current liabilities	4,943	3,222
Long-term liabilities	32,882	28,649
Equity	26,286	23,996	$ 21,767	$ 20,480
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	21,430	19,023
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	14,755	12,303
Equity	14,755	12,303	11,100	11,086
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,892	2,894
Equity	2,892	2,894	2,721	3,317
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,561	2,562
Equity	2,561	2,562	2,408	0
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	571	613
Equity	571	613	$ 609	$ 597
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	592	592
Equity	592	592
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	760	881
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	61	50
Long-term assets	4,860	4,979
Current liabilities	60	46
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	761	881
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	391	419
Long-term assets	241	258
Current liabilities	7	7
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	571	613
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	2,336	2,182
Long-term assets	3	3
Current liabilities	30	28
Long-term liabilities	2,299	2,149
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	834	1,155
Long-term assets	33,830	32,973
Current liabilities	7,877	7,720
Long-term liabilities	16	0
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,892	2,894
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	592	592
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	765	891
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	4,172	2,647
Long-term assets	59,860	52,893
Current liabilities	4,455	2,943
Long-term liabilities	30,567	26,500
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	14,755	12,303
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,561	2,562
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,611)	(3,564)
Long-term assets	(38,866)	(38,128)
Current liabilities	(7,486)	(7,522)
Long-term liabilities	0	0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (766)	$ (891)